CONVERTIBLE NOTES - BD1 Convertible Note - Additional Information (Details)					1 Months Ended	12 Months Ended
	Aug. 14, 2021 USD ($) shares	Aug. 13, 2021 USD ($) $ / shares shares	Dec. 18, 2020 USD ($) debt_instrument $ / shares shares	Dec. 09, 2020 shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Aug. 22, 2019 USD ($)	Dec. 31, 2018 USD ($)
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding					$ 170,000
Interest expense					19,000	$ 438,063
Aggregate principal amount of notes outstanding					170,000
Repurchase amount			$ 10,400,000
Debt instrument, maturity date			Dec. 18, 2025
Conversion price (in dollars per share) | $ / shares			$ 0.0001
Debt conversion, converted instrument, shares issued | shares			105,000,000,000	872,093,023
BD1 Exchange Agreement
Short Term Debt [Line Items]
Agreement entered date						Dec. 18, 2020
BD1 Exchange Agreement | BD1 Investment Holding LLC
Short Term Debt [Line Items]
Repurchase amount			$ 6,300,000
Conversion price (in dollars per share) | $ / shares			$ 0.0001
Debt conversion, converted instrument, shares issued | shares			105,000,000,000
Debt Instrument Accrued Interest			$ 1,300,000
BD1 Exchange Agreement | BD1 Investment Holding LLC | Not Designated
Short Term Debt [Line Items]
Default interest penalties related to convertible notes			2,900,000
BD1 Exchange Agreement | Nanyang Investment Management
Short Term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares		$ 0.0001
Debt conversion, converted instrument, shares issued | shares		6,000,000,000
St George Secured Convertible Notes
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding					2,160,000
Interest expense					417,000
Aggregate principal amount of notes outstanding					2,160,000
Investor One Promissory Notes | BD1
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding					495,000
Interest expense					187,000
Aggregate principal amount of notes outstanding					495,000
Investor Two Promissory Notes | BD1
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding					650,000
Interest expense					86,000
Aggregate principal amount of notes outstanding					650,000
October Two Thousand Sixteen Convertible Notes | BD1
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding					330,000
Interest expense					79,000
Aggregate principal amount of notes outstanding					330,000
2017 St. George Convertible Note | BD1
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding					618,000
Aggregate principal amount of notes outstanding					618,000
Baybridge Convertible Note
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding							$ 829,000
Aggregate principal amount of notes outstanding							$ 829,000
Baybridge Convertible Note | BD1
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding					941,000
Interest expense					152,000
Aggregate principal amount of notes outstanding					941,000
Bellridge Convertible Note
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding								$ 455,000
Aggregate principal amount of notes outstanding								$ 455,000
Bellridge Convertible Note | BD1
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding					677,000
Interest expense					121,000
Aggregate principal amount of notes outstanding					677,000
Power Up Convertible Note | BD1
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding					107,000
Interest expense					16,000
Aggregate principal amount of notes outstanding					107,000
Widjaja Convertible Note | BD1
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding					330,000
Interest expense					68,000
Aggregate principal amount of notes outstanding					330,000
Unsecured Convertible Notes
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding			10,500,000
Aggregate principal amount of notes outstanding			10,500,000
Unsecured Convertible Notes | BD1 Exchange Agreement | BD1 Investment Holding LLC
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding	$ 9,900,000		10,500,000
Aggregate principal amount of notes outstanding	$ 9,900,000		$ 10,500,000
Number of unsecured convertible notes | debt_instrument			2
Debt instrument, maturity date			Dec. 18, 2025
Debt conversion, converted instrument, shares issued | shares	99,000,000,000
Unamortized discount			$ 3,000,000.0
Unsecured Convertible Notes | BD1 Exchange Agreement | Nanyang Investment Management
Short Term Debt [Line Items]
Aggregate principal amount of notes outstanding		$ 600,000
Aggregate principal amount of notes outstanding		$ 600,000
Debt instrument, maturity date		Dec. 18, 2025
Promissory Note | BD1 Exchange Agreement | BD1 Investment Holding LLC
Short Term Debt [Line Items]
Repurchase amount					6,300,000
Debt Instrument Accrued Interest					$ 1,300,000